SHARE-BASED COMPENSATION - OTHER SHARE INCENTIVE AWARDS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Other disclosures
Share-based compensation expenses	$ 48,690	¥ 315,407	¥ 173,274	¥ 37,396
Other Share Incentive Awards
Other disclosures
Share-based compensation expenses	3,848	24,926	¥ 0	0
Unrecognized compensation costs	4,013				¥ 25,993
Expected period over which unamortized compensation costs is to be recognized			1 year 6 months 26 days
Total fair value of vested shares	$ 1,891	¥ 12,247	¥ 0	¥ 0
Other Share Incentive Awards | Restricted shares
Number of ordinary shares
Number of restricted shares granted | shares	4,627,940	4,627,940
Vested | shares	(926,023)	(926,023)
Forfeited | shares	(11,250)	(11,250)
Unvested at end of year | shares	3,690,667				3,690,667
Weighted average grant date fair value
Granted (in dollars per share) | $ / shares	$ 2.26
Vested (in dollars per share) | $ / shares	2.17
Forfeited (in dollars per share) | $ / shares	2.58
Unvested at end of year (in dollars per share) | $ / shares	$ 2.28